Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 5,868,330	$ 350,978	$ 2,809,552
Deferred offering costs		143,427	100,000
Prepaid expenses	202,817
Total current assets	6,071,147	494,405	2,909,552
Deferred financing costs, net	2,782,708
Total assets	9,018,212	858,074	3,355,164
Current liabilities:
Trade accounts payable and accrued liabilities	779,573	811,738	228,406
Related party accounts payable		116,350	547,600
Total current liabilities	868,373	1,370,039	1,093,806
Non-current operating lease liabilities	34,528	84,267
Total liabilities	902,901	1,454,306	1,093,806
Stockholders’ Equity (deficit)
Preferred Stock, $0.0001 par value, 10,000,000 shares authorized and none issued or outstanding at September 30, 2023 and 5,000,000 authorized and none issued or outstanding at December 31, 2022.
Common Stock, $0.0001 par value; 100,000,000 shares authorized, at September 30, 2023 and 14,780,885 shares issued and outstanding. 95,000,000 shares authorized at December 31, 2022 and 13,313,000 shares issued and outstanding.	1,478	6,657	6,337
Additional paid-in capital	23,611,517	8,699,830	4,499,550
Accumulated deficit	(15,497,684)	(9,302,719)	(2,244,529)
Total stockholders’ equity (deficit)	8,115,311	(596,232)	2,261,358
Total liabilities and stockholders’ equity (deficit)	9,018,212	858,074	3,355,164
Nonrelated Party [Member]
Current assets:
Operating lease, right of use assets	114,357	164,910
Current liabilities:
Current portion of operating lease liabilities	74,328	75,143
Related Party [Member]
Current assets:
Operating lease, right of use assets		198,759
Due from related party	50,000
Advances to affiliates			445,612
Current liabilities:
Related party line of credit		133,062	293,062
Related party accrued interest	14,472	34,987	$ 24,738
Current portion of operating lease liabilities		$ 198,759